Other accounts receivable, net - Aging of accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable aging
Impaired accounts receivable	$ 12,665	$ 32,708	$ 40,308	$ 11,304
Not impaired accounts receivable	1,034,604	560,640
Total accounts receivable	1,047,269	593,348
0-30 Days
Accounts receivable aging
Impaired accounts receivable	10,347	4,090
Not impaired accounts receivable	976,313	486,001
Total accounts receivable	986,660	490,091
31-60 Days
Accounts receivable aging
Not impaired accounts receivable	27,411	13,872
Total accounts receivable	27,411	13,872
61-90 Days
Accounts receivable aging
Not impaired accounts receivable	8,453	6,081
Total accounts receivable	8,453	6,081
91-120 Days
Accounts receivable aging
Impaired accounts receivable	2,318	28,618
Not impaired accounts receivable	22,427	54,686
Total accounts receivable	$ 24,745	$ 83,304